Concentration of Risk	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentration of Risk

NOTE 13. CONCENTRATION OF RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. As of December 31, 2019 and 2018, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located in Mainland China and Hongkong, which management believes are of high credit quality.

Under PRC law, it is generally required that a commercial bank in the PRC that holds third party cash deposits protect the depositors’ rights over and interests in their deposited money. PRC banks are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.

Currency convertibility risk

The significant part of the Company’s businesses is transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. These exchange control measures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary and VIEs to transfer its net assets to the Company through loans, advances or cash dividends.

Concentration of customers

There was only one customer of total revenue for the year ended December 31, 2020, which was prepaid revenue recognised in 2020. No customers have outstanding accounts receivable balances as of December 31, 2020.

There was no customer whose revenue accounts for more than 10% of total revenue for the year ended December 31, 2019. Three customers have outstanding accounts receivable balances that accounts for 44.01%, 19.38% and 17.95% of the total accounts receivable balance as of December 31, 2019, respectively.

There was no customer whose revenue accounts for more than 10% of total revenue for the year ended December 31, 2018. Three customers have outstanding accounts receivable balances that accounts for 20.88%, 19.34% and 11.63% of the total accounts receivable balance as of December 31, 2018, respectively.